Accumulated other comprehensive income (Tables)	12 Months Ended
Mar. 31, 2015
Changes in accumulated other comprehensive income (loss)

Changes in accumulated other comprehensive income (loss) are as follows:

	Yen in millions
	Foreign currency translation adjustments	Unrealized gains (losses) on securities	Pension liability adjustments	Accumulated other comprehensive income (loss)
Balance at March 31, 2012	(1,248,118)	298,306	(229,021)	(1,178,833)
Other comprehensive income (loss) before reclassifications, net of taxes of ¥(12,664) million, ¥(176,417) million, ¥(6,624) million and ¥(195,705) million	461,754	348,011	7,207	816,972
Reclassifications, net of taxes of ¥— million, ¥(17,497) million, ¥(4,335) million and ¥(21,832) million	—	26,198	7,504	33,702

Other comprehensive income (loss), net of tax	461,754	374,209	14,711	850,674
Less - Other comprehensive income attributable to noncontrolling interests	(27,116)	(5,702)	4,854	(27,964)

Balance at March 31, 2013	(813,480)	666,813	(209,456)	(356,123)
Other comprehensive income (loss) before reclassifications, net of taxes of ¥(25,139) million, ¥(255,959) million, ¥(44,987) million and ¥(326,085) million	301,889	507,566	91,507	900,962
Reclassifications, net of taxes of ¥— million, ¥5,209 million, ¥(4,682) million and ¥527 million	—	(8,006)	7,897	(109)

Other comprehensive income (loss), net of tax	301,889	499,560	99,404	900,853
Less - Other comprehensive income attributable to noncontrolling interests	(4,947)	(5,810)	(5,812)	(16,569)

Balance at March 31, 2014	(516,538)	1,160,563	(115,864)	528,161

Other comprehensive income (loss) before reclassifications, net of taxes of ¥(8,742) million, ¥(309,767) million, ¥2,853 million and ¥(315,656) million	404,352	596,417	621	1,001,390
Reclassifications, net of taxes of ¥— million, ¥11,013 million, ¥(2,153) million and ¥8,860 million	—	(18,714)	3,695	(15,019)

Other comprehensive income (loss), net of tax	404,352	577,703	4,316	986,371
Less - Other comprehensive income attributable to noncontrolling interests	(23,904)	(10,701)	(2,382)	(36,987)

Balance at March 31, 2015	(136,090)	1,727,565	(113,930)	1,477,545

Component of Reclassifications

Reclassifications for the years ended March 31, 2014 and 2015 consist of the following:

	Yen in millions
	For the years ended March 31,		Affected line items in the consolidated statements of income
	2014	2015
Unrealized gains (losses) on securities:
	(29)	(7,727)	Financing operations
	5,079	(14,552)	Foreign exchange gain, net
	(18,469)	(7,446)	Other income (loss), net

	(13,419)	(29,725)	Income before income taxes and equity in earnings of affiliated companies
	5,209	11,013	Provision for income taxes
	204	(2)	Equity in earnings of affiliated companies

	(8,006)	(18,714)	Net income

Pension liability adjustments:
Recognized net actuarial loss	17,786	10,194	*1
Amortization of prior service costs	(5,207)	(4,346)	*1

	12,579	5,848	Income before income taxes and equity in earnings of affiliated companies
	(4,682)	(2,153)	Provision for income taxes

	7,897	3,695	Net income

Total reclassifications, net of tax	(109)	(15,019)

Amounts of reclassifications in parentheses indicate gains in the consolidated statements of income.

*1:	These components are included in the computation of net periodic pension cost. See note 19 to the consolidated financial statements for additional information.